UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut              February 10, 2009
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 4 Items

Form 13F-HR Information Table Value Total: $1,522.74 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITME ACQUISITION	 Y62159101   SHS	            382.50	 45000	 SH	DEFINED	    N/A	    SHARED
SOUTHERN CO	                 842587107   COM	            370.00	 10000	 SH	DEFINED	    N/A	    SHARED
WAL-MART STORES INC	         931142103   COM	            392.42	  7000	 SH	DEFINED	    N/A	    SHARED
WISCONSIN ENERGY CORP	         976657106   COM	            377.82	  9000	 SH	DEFINED	    N/A	    SHARED
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